Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investment
Investment, Beginning	$ 2,874,972	$ 810,000
Cash investment	600,000	2,150,000
Proportionate net loss	(783,165)	(85,028)
Investment, ending	$ 2,691,807	$ 2,874,972